Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank

Cash and cash equivalents and time deposits as of December 31, 2018 and 2019 primarily consist of the following currencies:

	As of December 31,
	2018		2019
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	61,312	8,904	84,034	11,776
HK$	10,337	1,317	8,329	1,061
US$	29,185	29,185	24,175	24,175
SGD	263	190	151	110
TWD	5,700	181	931	30
Euro (“EUR”)	38	43	46	51
JPY	-	-	4,550	41
Others	6	8	26	20
		39,828		37,264